Income Taxes - Total Balance of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of the period	$ 1,732	$ 1,599
Additions based on current year tax positions	146	133
Unrecognized tax benefits at end of the period	$ 1,878	$ 1,732